Loans and The Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Loans and Leases Receivable Disclosure [Abstract]
Schedule of net loans
	2018	2017
	(In Thousands)
Real estate loans:
Secured by one- to four-family residences	$221,602	$206,894
Secured by multi-family residences	10,241	10,650
Construction	4,898	10,750
Commercial real estate	22,492	14,803
Home equity lines of credit	16,766	17,127
Commercial & industrial	7,290	3,679
Other loans	50	70

Total Loans	283,339	263,973

Net deferred loan origination fees	(37)	(1)
Allowance for loan losses	(1,561)	(1,261)

Net Loans	$281,741	$262,711

Schedule of loan portfolio of portfolio segments and classes
Portfolio Segment	Class

Real Estate Loans	Secured by one- to four-family residences
Secured by multi-family residences
Construction
Commercial real estate
Home equity lines of credit

Other Loans	Commercial & industrial
Other loans

Schedule of changes in the allowance for loan losses
	Secured by 1-4 family residential		Secured by multi- family residential		Construction		Commercial		Home Equity Lines of Credit		Commercial & Industrial		Other/ Unallocated		Total
	(In Thousands)
At December 31, 2018
Beginning Balance		$816		$80		$54		$148		$107		$47		$9		$1,261
Charge Offs		-		-		-		-		-		-		-		-
Recoveries		-		-		-		-		-		-		-		-
Provisions		50		(3)		(30)		136		(4)		50		101		300
Ending Balance (1)		$866		$77		$24		$284		$103		$97		$110		$1,561

At December 31, 2017
Beginning Balance		$584		$38		$31		$84		$112		$28		$113		$990
Charge Offs		-		-		-		-		-		-		-		-
Recoveries		-		-		-		-		-		-		-		-
Provisions		232		42		23		64		(5)		19		(104)		271
Ending Balance (1)		$816		$80		$54		$148		$107		$47		$9		$1,261

(1)All Loans are collectively evaluated for impairment.

Schedule of risk category of loans by class
	Pass	Special Mention	Substandard	Doubtful	Total
	(In Thousands)
2018
One- to four-family residential	$218,222	$494	$2,886	$-	$221,602
Multi-family residential	10,241	-	-	-	10,241
Construction	4,898	-	-	-	4,898
Commercial real estate	21,313	931	248	-	22,492
Home equity lines of credit	16,565	-	201	-	16,766
Commercial & industrial	7,245	-	45	-	7,290
Other loans	50	-	-	-	50
Total	$278,534	$1,425	$3,380	$-	$283,339

2017
One- to four-family residential	$203,815	$116	$2,963	$-	$206,894
Multi-family residential	10,650	-	-	-	10,650
Construction	10,750	-	-	-	10,750
Commercial real estate	14,803	-	-	-	14,803
Home equity lines of credit	16,897	-	230	-	17,127
Commercial & industrial	3,679	-	-	-	3,679
Other loans	70	-	-	-	70
Total	$260,664	$116	$3,193	$-	$263,973

Schedule of age analysis of past due loans, segregated by portfolio segment and class of loans
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
2018
Real estate loans:
One- to four-family residential	$227	$349	$55	$631	$220,971	$221,602
Multi-family residential	-	-	-	-	10,241	10,241
Construction	-	-	-	-	4,898	4,898
Commercial	248	-	-	248	22,244	22,492
Home equity lines of credit	147	-	-	147	16,619	16,766
Commercial & industrial	-	-	45	45	7,245	7,290
Other loans	-	-	-	-	50	50
Total	$622	$349	$100	$1,071	$282,268	$283,339

2017
Real estate loans:
One- to four-family residential	$699	$-	$153	$852	$206,042	$206,894
Multi-family residential	-	-	-	-	10,650	10,650
Construction	-	-	-	-	10,750	10,750
Commercial	-	-	-	-	14,803	14,803
Home equity lines of credit	-	-	-	-	17,127	17,127
Commercial & industrial	-	-	-	-	3,679	3,679
Other loans	-	-	-	-	70	70
Total	$699	$-	$153	$852	$263,121	$263,973